SHARE-BASED PAYMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | $	$ 31,320		$ 11,442
Stock options available for issuance	2,950,529	2,950,529
Number of share options outstanding in share-based payment arrangement	0	0	0	0
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | $	$ 31,300		$ 11,400
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit | $ / shares		$ 6.62		$ 4.36
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit | $ / shares		$ 6.62		$ 4.36
Equity Settled, Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average vested year	118.00%		72.00%
Issuance of common shares upon vesting (in shares)	948,697		589,574
Top of range | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum issue of shares permitted	12,200,000